LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2021 CAD ($)
2022
Principal repayments of long-term debt
Principal amount	$ 12.0
2023
Principal repayments of long-term debt
Principal amount	1,374.2
2024
Principal repayments of long-term debt
Principal amount	758.2
2025
Principal repayments of long-term debt
Principal amount	400.0
2026
Principal repayments of long-term debt
Principal amount	375.0
2027 and thereafter
Principal repayments of long-term debt
Principal amount	$ 3,590.1